Capital structure and financial items - Financial risks - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2022 DKK (kr)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)
Disclosure of detailed information about hedges [line items]
Marketable securities	kr 10,921	kr 6,765	kr 0
Top of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	24 months
USD, JPY, CAD and GBP | Top of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	12 months
USD, JPY, CAD and GBP | Bottom of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	9 months
USD
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	12 months	12 months
USD | Forward contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Average price of hedging instrument	696	628
Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Percent increase/decrease that would impact results (in percentage)	5.00%
Financial counterparties | Credit risk
Disclosure of detailed information about hedges [line items]
Maximum exposure to credit risk	kr 26,301	kr 19,175
Trade receivables, Other receivables less prepayments and VAT and Other financial assets | Credit risk
Disclosure of detailed information about hedges [line items]
Maximum exposure to credit risk	kr 52,714	kr 43,425